Document and Entity Information	Jan. 23, 2023
Document And Entity Information [Line Items]
Amendment Flag	true
Entity Central Index Key	0001745317
Document Type	8-K/A
Document Period End Date	Jan. 23, 2023
Entity Registrant Name	VELODYNE LIDAR, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-38703
Entity Tax Identification Number	83-1138508
Entity Address, Address Line One	5521 Hellyer Avenue
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95138
City Area Code	(669)
Local Phone Number	275-2251
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	This Amendment No. 1 on Form 8-K/A (this “Amended 8-K”) is being filed as an amendment to the Current Report on Form 8-K filed by the Company with the Securities and Exchange Commission on January 24, 2023 (the “Original 8-K”). The purpose of this Amended 8-K is to add as exhibits (a) a letter from Mr. Dee to the Board delivered on January 23, 2023 but dated January 23, 2022 (a copy of which is attached hereto as Exhibit 17.2) (the “Dee Letter”) and (b) a letter in response thereto from the Chairperson of the Board to Mr. Dee dated January 26, 2023 (a copy of which is attached hereto as Exhibit 17.3). The Company hereby advises that it does not agree with the substance of the Dee Letter. Other than to the extent amended hereby, the disclosure contained in the Original 8-K remains unchanged.
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common stock, $0.0001 par value
Trading Symbol	VLDR
Security Exchange Name	NASDAQ
Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each exercisable for three-quarters of one share of common stock
Trading Symbol	VLDRW
Security Exchange Name	NASDAQ